Class (Ticker): I (CBAIX)

Link to Prospectus (Table of Contents)

Link to Statement of Additional Information (Table of Contents)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (the “SAI”), both dated January 31, 2011, are incorporated by reference into this Summary Prospectus. You can find the Fund’s Prospectus, the SAI, and other information about the Fund online at www.calvert.com/prospectus. You can also get this information at no cost by calling 1-800-327-2109 or by sending an e-mail request to Prospectusrequest@calvert.com, or by asking a financial professional who offers shares of the Fund.

INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged	2.00%
within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Class I
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.54%
Acquired fund fees and expenses	0.03%
Total annual fund operating expenses	1.12%
Less fee waiver and/or expense reimbursement [1]	(0.37%)
Net expenses	0.75%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 0.72%. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•          you invest $1,000,000 in the Fund for the time periods indicated;

•          your investment has a 5% return each year;

•          the Fund’s operating expenses remain the same; and

•          any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years
Investment is Held	Class I
1	$7,659
3	$31,926
5	$58,113
10	$133,004

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade securities, including corporate debt securities, mortgage-backed securities and asset-backed securities, including commercial mortgaged-backed securities. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in repurchase agreements. An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating

*Formerly referred to as Calvert Social Investment Fund Balanced Portfolio.

SUMMARY PROSPECTUS JANUARY 31, 2011 1

organization (“NRSRO”), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks and bonds in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. For the fixed-income portion of the Fund, the Advisor’s forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Fund are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Fund receiving payments of principal or interest may be substantially limited.

SUMMARY PROSPECTUS JANUARY 31, 2011 2

Mortgage-Backed Security Risk of Government-Sponsored Enterprises.

Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund’s purchase of unrated securities depends on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/2009	11.60%
Worst Quarter (of periods shown)	12/31/2008	-18.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12/31/10)	1 year	5 years	10 years
Class I:
Return before taxes	11.50%	2.31%	2.34%
Return after taxes on distributions	11.20%	1.67%	1.68%
Return after taxes on distributions	7.71%	1.78%	1.71%
and sale of Fund shares
Balanced Composite Index*	13.05%	3.95%	3.71%
Russell 1000 Index	16.10%	2.59%	1.83%
Lipper Mixed-Asset Target Allocation	12.78%	3.32%	3.13%
Growth Funds Avg.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.) * The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

SUMMARY PROSPECTUS JANUARY 31, 2011 3

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to 4/30/11)

Allocation of Assets and Portfolio Managers:
Portfolio		Length of Time
Manager Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President, Chief	Since
	Investment Officer - Equities,	September 2008
Calvert
Fixed-Income Investments:
Portfolio		Length of Time
Manager Name	Title	Managing Fund
Gregory Habeeb	Senior Vice President,	Since January 1997

Portfolio Manager, Calvert

Equity Investments:

Investment Subadvisors. New Amsterdam Partners LLC (“New Amsterdam”) and Profit Investment Management (“Profit”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Michelle Clayman,	Managing Partner, Chief	Since June 2004
CFA	Investment Officer, New
Amsterdam
Nathaniel Paull, CFA	Partner, Senior Portfolio	Since June 2004
Manager, New Amsterdam
Eugene A. Profit	Chief Executive Officer,	Since October 2002
Profit

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account $1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)
and Subsequent Investments:	For wire instructions, call 800-327-2109
To Sell Shares
By Telephone	Call 800-368-2745

Link to Prospectus (Table of Contents)

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL

INTERMEDIARIES

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund

Link to Statement of Additional Information (Table of Contents)

SUMMARY PROSPECTUS JANUARY 31, 2011 4